LoanID	Seller Loan ID	Servicer Loan ID	Loan Exception ID	Exception Type	Initial Exception Grade	Final Exception Grade	Exception	Exception Comments	Exception Information	Amount of Underdisclosure	Compliance Factors	Subject to Predatory - Unable to Test	Origination Date	Statute of Limitation Date	State	Purpose at Origination	Occupancy at Origination	Disposition 3 UAL State	Fitch Initial Exception Level Grade	Fitch Final Exception Level Grade	Moody's Initial Exception Level Grade	Moody's Final Exception Level Grade	DBRS/Morningstar Initial Exception Level Grade	DBRS/Morningstar Final Exception Level Grade	KBRA Initial Exception Level Grade	KBRA Final Exception Level Grade	S&P Initial Exception Level Grade	S&P Final Exception Level Grade	Date Reported	Date Cure Provided	Cured?	Cleared	Issue with Cure Doc	Unable to Clear	Response Pending Review	QM Status	Seller Comments	TPR Additional Comments
494	XXXXX		XXXXX	Credit	3	1	Borrower Employment Verification does not meet guidelines
XXX started employment with current employer on XX/XX/XXXX per the XXX on page XXX. The File contains XXX on page XXX and a XXX on page XXX showing that the Borrower was employed with XXX. The file does not contain a VOE with employment start and end dates with XXX. Please provide a VOE verifying the dates of employment for XXX previous employer.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Safe Harbor QM (APOR)	Guideline Matrix does not require a VOE for prior employment, only a current, within XX business days of closing. Final XXX reflects job history dates.
The loan contains charges that do not exceed the good faith determination according to §XXX(e)(X)(i).  Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.  An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).  Exception Resolved.

827	XXXXX		XXXXX	Credit	3	1	Borrower Employment Verification does not meet guidelines
XXX indicates on the XXX that he has been employed by XXX since XX/XX/XXXX. The VOE on page XXX indicates his start date as XX/XX/XXXX, and the XXX from XXX on page XXX shows compensation for XXX as $XXX. There is an additional XXX for XXX from XXX on page XXX. The file contains no explanation for the discrepancy and the file does not contain a VOE from XXX. XXX months was not verified.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Safe Harbor QM (APOR)
We updated the XXX to include the correct start date for current employer. The income docs were already included to address the previous employment. A VOE for previous employment is not required; we updated the XXX to include the previous employer w/dates for data integrity.
																																						The updated XXX reflecting correct employment history, which is more than XXX years. A VVOE is not required for prior employment per guidelines. Exception Resolved.
220	XXXXX		XXXXX	Credit	3	1	Borrower Employment Verification does not meet guidelines
VVOE has a future date of XX/XX/XXXX while Note date is XX/XX/XXXX and appears to be a typo. Per guidelines, A verbal or written Verification of Employment (VOE) form is required within XXX (XXX) business days of the Note date.; XX/XX/XXXX: The VVOE was confirmed w/in XXX days in the note date. Unfortunately, the VVOE had a typo, the processor signed the VVOE XXX instead of XXX. The new VVOE was only obtained so we could sign with the year XXX.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Higher Priced QM (APOR)	Standard agency guideline allows .
The VVOE in file clearly reflects a TYPO of the year the processor completed the VVOE of XX/XX/XXXX. The lender provided an updated VVOE, confirming the VVOE in file was in-fact a typo and completed an additional step to re-verify the borrower's employment as of XX/XX/XXXX, which re-confirms the borrower is still employed.  Exception Resolved.

995	XXXXX		XXXXX	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Unknown payment in the amount of $XXX/mo is reflected on the XXX buththere is no supporting documentation in the file. There is an Escrow Review Statement that reflects an escrow shortgage of $XXX/mo, however, the figure on this statement does not match with the figure on the XXX. Please provide documentation to support the XXX monthly fee.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Safe Harbor QM (APOR)
There is no escrow shortage on the XXX lien. The other amount is part of the county tax that wasn't listed fully under XXX. Total Taxes are XXX/mo. (XXX+XXX) We are higher by $XXX which is not material.
																																						Lender provided escrow review statement to verify the $XXX escrow difference. Exception resolved.
286	XXXXX		XXXXX	Credit	3	1	Underwriting CLTV exceeds Guideline Maximum Allowable
Underwriting CLTV of XXX  is greater than the maximum allowable guideline CLTV of XXX. Final XXX reflects outstanding XXX lien of XXX #XXX to be $XXX, however, the lowest reported balance is on the payment history effective XX/XX/XXXX of $XXX. Please provide valid documentation to prove outstanding loan balance of $XXX for Xst lien. Additional conditions may apply.

									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Higher Priced QM (APOR)	CLTV is XXX%, not XXX%. Senior Lien UPB used from XX/XX/XXXX was $XXX. See XXX lien pay history/balance.	Original CLTV of XXX% adheres to the guideline maximum CLTV of XXX. Confirmed XXX lien UPB as of XX/XX/XXXX was $XXX, CLTV within guidelines. Exception Resolved.
132	XXXXX		XXXXX	Compliance	3	1	Revised Loan Estimate Delivery Date Test (prior to consummation)
This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( XX CFR §XXX(e)(X)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"XXX" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate delivery date is on or after the initial closing disclosure delivery date.The creditor shall not provide a revised version of the disclosures required under §XXX(e)(X)(i) on or after the date on which the creditor provides the disclosures required under §XXX(f)(X)(i). The consumer must receive a revised version of the disclosures required under §XXX(e)(X)(i) not later than four business days prior to consummation. If the revised version of the disclosures required §XXX(e)(X)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail.; Documentation Required - Please provide proof borrower received the revised Loan Estimate dated XX/XX/XXXX at least XXX days prior to consummation. The file contains the loan consent that shows it was sent on XX/XX/XXXX but no documentation to confirm the borrower receipt.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Safe Harbor QM (APOR)	Please refer to the attachment containing the eDisclosure Process Summary which confirms that the XX/XX/XXXX disclosure was reviewed by the borrower on the same day.	This loan passed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( XXX CFR §XXX(e)(X)(ii) )
435	XXXXX		XXXXX	Compliance	3	1	Lender Retained Fees Test
This loan failed the Lender Retained Fees Test.  (XXX)The loan charged one or more fees prohibited under the Lender Retained Fees Test. These fees are prohibited in a secondary mortgage loan transaction.  The XXX has taken the position that only reasonable and necessary charges that are the actual expenses incurred by the licensee, registrant, or exclusive broker in connection with making, closing, disbursing, extending, readjusting, or renewing of a secondary mortgage can be charged in a secondary mortgage loan transaction.; Provide undiscounted/Par rate to determine if discount points were for the purpose of reducing the rate
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Safe Harbor QM (APOR)	Rate stack showing undiscounted rate attached
This loan passed the Lender Retained Fees Test. (XXX)This loan does not charge any fees prohibited under the Lender Retained Fees Test. These fees are prohibited in a secondary mortgage loan transaction. The Department of Insurance and Financial Services has taken the position that only reasonable and necessary charges that are the actual expenses incurred by the licensee, registrant, or exclusive broker in connection with making, closing, disbursing, extending, readjusting, or renewing of a secondary mortgage can be charged in a secondary mortgage loan transaction.

261	XXXXX		XXXXX	Compliance	3	1	Lender Retained Fees Test
This loan failed the Lender Retained Fees Test.  (XXX)The loan charged one or more fees prohibited under the Lender Retained Fees Test. These fees are prohibited in a secondary mortgage loan transaction.  The XXX has taken the position that only reasonable and necessary charges that are the actual expenses incurred by the licensee, registrant, or exclusive broker in connection with making, closing, disbursing, extending, readjusting, or renewing of a secondary mortgage can be charged in a secondary mortgage loan transaction.; Please provide the undiscounted/Starting Rate to exclude discount points from testing
									Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Higher Priced QM (APOR)	Rate stack showing undiscounted rate attached.
This loan passed the Lender Retained Fees Test. (XXX) This loan does not charge any fees prohibited under the Lender Retained Fees Test. These fees are prohibited in a secondary mortgage loan transaction. The Department of Insurance and Financial Services has taken the position that only reasonable and necessary charges that are the actual expenses incurred by the licensee, registrant, or exclusive broker in connection with making, closing, disbursing, extending, readjusting, or renewing of a secondary mortgage can be charged in a secondary mortgage loan transaction.

21	XXXXX		XXXXX	Compliance	3	1	Lender Retained Fees Test
This loan failed the Lender Retained Fees Test.  (XXX)The loan charged one or more fees prohibited under the Lender Retained Fees Test. These fees are prohibited in a secondary mortgage loan transaction.  The XXX has taken the position that only reasonable and necessary charges that are the actual expenses incurred by the licensee, registrant, or exclusive broker in connection with making, closing, disbursing, extending, readjusting, or renewing of a secondary mortgage can be charged in a secondary mortgage loan transaction.; Documentation Required: Provide undiscounted rate to determine if fees are considered bona fide and can be excluded from the test
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Safe Harbor QM (APOR)	Rate stack showing undiscounted rate attached.
This loan passed the Lender Retained Fees Test. (XXX)
This loan does not charge any fees prohibited under the Lender Retained Fees Test. These fees are prohibited in a secondary mortgage loan transaction. The Department of Insurance and Financial Services has taken the position that only reasonable and necessary charges that are the actual expenses incurred by the licensee, registrant, or exclusive broker in connection with making, closing, disbursing, extending, readjusting, or renewing of a secondary mortgage can be charged in a secondary mortgage loan transaction.  Exception Resolved.

183	XXXXX		XXXXX	Compliance	3	1	Lender Retained Fees Test
This loan failed the Lender Retained Fees Test.  (XXX) The loan charged one or more fees prohibited under the Lender Retained Fees Test. These fees are prohibited in a secondary mortgage loan transaction.  The XXX has taken the position that only reasonable and necessary charges that are the actual expenses incurred by the licensee, registrant, or exclusive broker in connection with making, closing, disbursing, extending, readjusting, or renewing of a secondary mortgage can be charged in a secondary mortgage loan transaction.; documentation required: Undiscounted rate required to determine if discount points are bona fide.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Higher Priced QM (APOR)	Rate stack showing undiscounted rate attached.	The loan passed the Lender Retained Fees Test. (XXX)
582	XXXXX		XXXXX	Compliance	3	1	Lender Retained Fees Test
This loan failed the Lender Retained Fees Test.  (XXX) The loan charged one or more fees prohibited under the Lender Retained Fees Test. These fees are prohibited in a secondary mortgage loan transaction.  The Department of Insurance and Financial Services has taken the position that only reasonable and necessary charges that are the actual expenses incurred by the licensee, registrant, or exclusive broker in connection with making, closing, disbursing, extending, readjusting, or renewing of a secondary mortgage can be charged in a secondary mortgage loan transaction.; Documentation Required:
Please provide the undiscounted rate or proof that the fee amount paid for discount points was for reducing the interest rate.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Safe Harbor QM (APOR)	Rate stack showing undiscounted rate attached.
This loan passed the Lender Retained Fees Test. (XXX)This loan does not charge any fees prohibited under the Lender Retained Fees Test. These fees are prohibited in a secondary mortgage loan transaction. The Department of Insurance and Financial Services has taken the position that only reasonable and necessary charges that are the actual expenses incurred by the licensee, registrant, or exclusive broker in connection with making, closing, disbursing, extending, readjusting, or renewing of a secondary mortgage can be charged in a secondary mortgage loan transaction.

101	XXXXX		XXXXX	Compliance	3	1	Lender Retained Fees Test
This loan failed the Lender Retained Fees Test.  (XXX) The loan charged one or more fees prohibited under the Lender Retained Fees Test. These fees are prohibited in a secondary mortgage loan transaction.  The Department of Insurance and Financial Services has taken the position that only reasonable and necessary charges that are the actual expenses incurred by the licensee, registrant, or exclusive broker in connection with making, closing, disbursing, extending, readjusting, or renewing of a secondary mortgage can be charged in a secondary mortgage loan transaction.; Documentation Required - Please provide the undiscounted/starting rate to see if discount points can be excluded from the test
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Safe Harbor QM (APOR)	Rate stack showing undiscounted rate attached.
This loan passed the Lender Retained Fees Test. (XXX)This loan does not charge any fees prohibited under the Lender Retained Fees Test. These fees are prohibited in a secondary mortgage loan transaction. The Department of Insurance and Financial Services has taken the position that only reasonable and necessary charges that are the actual expenses incurred by the licensee, registrant, or exclusive broker in connection with making, closing, disbursing, extending, readjusting, or renewing of a secondary mortgage can be charged in a secondary mortgage loan transaction.

286	XXXXX		XXXXX	Compliance	3	1	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX(f)(X)(i) no later than three business days before consummation.; XX/XX/XXXX - The E consent document provided does not show the CD was sent to the borrower in that package and does not show what date the document was viewed or opened. Exception Remains. ; Documentation Required: There's no evidence of borrower's receipt of the initial CD issued XX/XX/XXXX in the loan file. The CD was dated XX/XX/XXXX and the presumed receipt date is less than XXX days prior to consummation
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Safe Harbor QM (APOR)	See attached.
This loan passed the initial closing disclosure delivery date test.( XXX CFR §XXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX(f)(X)(i) no later than three business days before consummation.

975	XXXXX		XXXXX	Compliance	3	1	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX(f)(X)(i) no later than three business days before consummation.; Documentation Required - Please provide proof borrower received initial closing disclosure at least XXX days prior to consummation.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Higher Priced QM (APOR)	Please see evidence borrower signed Initial CD XX/XX/XXXX.	The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX(f)(X)(i) no later than three business days before consummation. Exception Resolved.
351	XXXXX		XXXXX	Compliance	3	1	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX(f)(X)(i) no later than three business days before consummation.; The initial CD dated XX/XX/XXXX was received on XX/XX/XXXX which is less than XXX business days prior to consummation on XX/XX/XXXX.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Higher Priced QM (APOR)	Signed disclosures from XX/XX/XXXX attached.
This loan passed the initial closing disclosure delivery date test.( XXX CFR §XXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX(f)(X)(i) no later than three business days before consummation.

116	XXXXX		XXXXX	Compliance	3	1	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX(f)(X)(i) no later than three business days before consummation.; There's no evidence of receipt from the borrower for the initial CD issued XX/XX/XXXX in the loan file. Assuming the mailbox rule with no evidence of receipt, the reciept date is XX/XX/XXXX which did not allow XXX days to review prior to consummation
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Higher Priced QM (APOR)	Please see evidence initial CD was received on XX/XX/XXXX.
The loan contains charges that do not exceed the good faith determination according to §XXX(e)(X)(i).  Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.  An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i). Exception Resolved.

213	XXXXX		XXXXX	Compliance	3	1	Charges That In Total Cannot Increase More Than 10% Test
This loan failed the charges that in total cannot increase more than XXX% test.  (XX CFR §XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(X)(vi).; TILA XXXb Cure Required
Refund in the amount of $XXX.
Cure Package requires a PCCD, LOE, Copy of Refund Check and Proof of Delivery or valid COC.
The XXX% tolerance violation of $XXX  is due to the increase in Mortgage Recording fee from $XXX  to $XXX. There  was not COC found in the file and PCCD did not contain a cure
									Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Higher Priced QM (APOR)	RESPA Cure Docs attached
This loan passed the charges that in total cannot increase more than XXX% test.  (XXX CFR §XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) do not exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(X)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(X)(vi).

55	XXXXX		XXXXX	Compliance	3	2	Charges That In Total Cannot Increase More Than 10% Test
This loan failed the charges that in total cannot increase more than XXX% test.  (XX CFR §XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(X)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(X)(vi).; TILA XXXB Cure Required. Refund in the amount of $XXX, cure package requires a PCCD, LOE, copy of refund check, proof of delivery or valid COC. The XXX% tolerance violation is due to increase in recording fee from $XXX to $XXX. There is a tolerance cure of $XXX was applied to the increase, however the amount of the cure required was $XXX therefore a violation of $XXX still remains.
									Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	B	C	B	C	B	C	B	C	B	XX/XX/XXXX	XX/XX/XXXX	Yes	No				Higher Priced QM (APOR)
XXX has reviewed the loan and agrees with the exception.  A refund of $XXX has been applied to the borrower’s account in the form of a XXX (XXX).attached cure package for the letter to the borrower, the updated PCCD and evidence of the refund.  The items have been bookmarked for your convenience.
																																						PCCD, LOE, copy of check and proof of shipment provided with XXX days of XXX which downgrades the exception to a B.
343	XXXXX		XXXXX	Compliance	3	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; TILA XXXB Cure Required. Refund in the amount of $XXX, cure package requires PCCD, LOE, copy of refund check, proof of delivery or valid COC. The zero tolerance violation in the amount of $XXX is due addition of appraisal fee on the LE dated XX/XX/XXXX without a valid COC.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Safe Harbor QM (APOR)
The Mortgage Professional (MP) had a conversation with the borrower on XX/XX/XXXX at which time the borrower expressed the desire to have an appraisal done although not required.  The borrower was hoping to leverage the appraised value to increase the cash out at closing. During the call the MP explained that XXX, the loan system, was not adding the full appraisal fee and that it was omitted from the Initial Disclosures and that closing cost would be higher once the estimated “$XXX to $XXX Appraisal fee” was added. Due to this, the MP explained that a redisclosure of the Loan Estimate (LE) would be sent and would include the appraisal fee. The MP promptly escalated the fee addition to the technical team and fee was added per borrower request. This was a valid Change of Circumstance and the redisclosed LE was sent on XX/XX/XXXX, within XXX business days of borrower requesting the full appraisal.
																																						This loan passed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))
132	XXXXX		XXXXX	Compliance	3	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; Documentation Required - Please provide proof borrower received the revised Loan Estimate dated XX/XX/XXXX at least XXX days prior to consummation. The file contains the loan consent that shows it was sent on XX/XX/XXXX but no documentation to confirm the borrower receipt. COC in file valid, however due to the timing issue of the LE and CD, the tolerance exception is valid.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Safe Harbor QM (APOR)	Please refer to the attachment containing the eDisclosure Process Summary which confirms that the XX/XX/XXXX disclosure was reviewed by the borrower on the same day.	This loan passed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))
567	XXXXX		XXXXX	Compliance	3	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX. Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; No refund is required. The appraisal fee added on Loan Estimate dated XX/XX/XXXX was triggered by a valid change of circumstance (COC) that occurred within XXX days prior.
XX/XX/XXXX – The XXX (XXX) uploaded with an XXX (XXX) score higher than XXX and the loan now required an appraisal. Please refer to the response screenshot.; The LE provided is not sufficient to clear the COC. It doesn’t provide any information for the reason for the addition of the appraisal fee and no date that the lender received the information, document not sufficient to establish the change. Exception Remains.; XXX cure required: A refund in the amount of $XXX, cure package: PCCD with LOE, copy of refund and proof of delivery or valid coc. The Appraisal fee was added to the LE issued XX/XX/XXXX without a valid reason (rate lock is not a valid reason).
									Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Safe Harbor QM (APOR)	The AVM (automated valuation model) uploaded with an FSD (forecast standard deviation) score higher than XXX and the loan now required an appraisal. Please refer to the response screenshot.
This loan passed the charges that cannot increase test.  (XXX CFR §XXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).

223	XXXXX		XXXXX	Compliance	3	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; The XXX (XXX) uploaded with an XXX (XXX) score higher than XXX and the loan now required an appraisal. Please refer to the response screenshot.; XXX required: A refund in the amount of $XXX, cure package: PCCD with LOE, copy of refund and proof of delivery or valid coc. The Appraisal fee $XXX was added to the LE issued XX/XX/XXXX without a valid reason. The Principal Reduction of $XXX was given for the increase toward the Title Signing/Settlement fee.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors	The AVM (automated valuation model) uploaded with an FSD (forecast standard deviation) score higher than XXX and the loan now required an appraisal. Please refer to the response screenshot.	No refund is required. The appraisal fee added on Loan Estimate dated XX/XX/XXXX was triggered by a valid change of circumstance (COC) that occurred within XXX days prior.
58	XXXXX		XXXXX	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; TILA XXX required: A refund in the amount of $XXX, cure package: PCCD with LOE, copy of refund and proof of delivery or valid coc. The Appraisal fee $XXX increased on the XXX issued XX/XX/XXXX without a valid reason.
									Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	XX/XX/XXXX	XX/XX/XXXX	Yes	No				Higher Priced QM (APOR)	XXX has reviewed the loan and agrees with the exception. A refund of $XXX has been applied to the borrower’s account in the form of a Principal Balance Reduction (PBR).	XX/XX/XXXX - PCCD, LOE, copy of check and proof of shipment provided with XXX days of discovery XX/XX/XXXX which downgrades the exception to a B.
294	XXXXX		XXXXX	Compliance	3	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; TILA XXX required: A refund in the amount of $XXX, cure package required: PCCD with LOE, copy of refund and proof of delivery or valid coc. The Appraisal fee $XXX was added to the revised XXX issued XX/XX/XXXX version XXX without a valid reason. The Principal reduction of $XXX coered the following increases: Title Recording Service $XXX ($XXX) and Appraisal $XXX ($XXX).
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Higher Priced QM (APOR)	No refund is required. The appraisal fee added on Loan Estimate dated XX/XX/XXXX was triggered by a valid change of circumstance (COC) that occurred within XXX days prior.	This loan passed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))
286	XXXXX		XXXXX	Compliance	3	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; TILA XXXb cure required: A refund in the amount of $XXX, cure package: PCCD with LOE, copy of refund and proof of delivery or valid coc. The Appraisal fee was added to the LE issued XX/XX/XXXX without a valid reason. A portion of the cure was applied to the appraisal fee overage
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Higher Priced QM (APOR)
No refund is required. The appraisal fee added on Loan Estimate dated XX/XX/XXXX was triggered by a valid change of circumstance (COC) that occurred within XXX days prior.XX/XX/XXXX – The AVM (automated valuation model) uploaded with an FSD (forecast standard deviation) score higher than XXX and the loan now required an appraisal. Please refer to the response screenshot.

The loan contains charges that do not exceed the good faith determination according to §XXX(e)(X)(i).  Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.  An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).  Exception Resolved

55	XXXXX		XXXXX	Compliance	3	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; TILA XXXB Cure Required. Refund in the amount of $XXX, cure package requires a PCCD, LOE, copy of refund check, proof of delivery or valid COC. The zero tolerance violation is due to addition of Process Service Fee of $XXX on the final CD dated XX/XX/XXXX.
									Cured Post Close				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	B	C	B	C	B	C	B	C	B	XX/XX/XXXX	XX/XX/XXXX	Yes	No				Higher Priced QM (APOR)
XXX has reviewed the loan and agrees with the exception.  A refund of $XXX has been applied to the borrower’s account in the form of a XXX (XXX).attached cure package for the letter to the borrower, the updated PCCD and evidence of the refund.  The items have been bookmarked for your convenience.
																																						PCCD, LOE, copy of check and proof of shipment provided with XXX days of XXX which downgrades the exception to a B.
109	XXXXX		XXXXX	Compliance	3	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; TILA XXXb cure required
Refund in the amount of $XXX
Cure requires a PCCD, LOE, Copy of refund check and proof of delivery to the borrower OR a valid COC.
The zero tolerance violation is due to the addition of the Title Settlement Fee on the Final CD dated XX/XX/XXXX which then increased on the PCCD XX/XX/XXXX. There was no COC found in the file that explained why the fee was added on the Final CD or why it increased on the PCCD.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Higher Priced QM Risk (APOR)	Please refer to the bookmarked attachment containing the updated PCCDs.	This loan passed the charges that cannot increase test. (XXX CFR §XXX(e)(X)(i))
627	XXXXX		XXXXX	Compliance	3	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; TILA XXXb Cure Required. Refund in the amount of $XXX required, cure package requires a PCCD, LE, Copy of refund check, and proof of delivery or valid COC. The zero tolerance violation in the amount of $XXX is due to the Appraisal Fee added on Loan Estimate dated XX/XX/XXXX, no vaid COC in file or proof a refund was issued
									Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Higher Priced QM (APOR)	No refund is required. The appraisal fee added on Loan Estimate dated XX/XX/XXXX was triggered by a valid change of circumstance (COC) that occurred within XXX days prior.	No refund is required. The appraisal fee added on Loan Estimate dated XX/XX/XXXX was triggered by a valid change of circumstance (COC) that occurred within XXX days prior. Exception Resolved.
828	XXXXX		XXXXX	Compliance	2	2	Brokerage/Finder Fee Test
This loan failed the brokerage/finder fee test. (XXX)
The mortgage loan charges a brokerage/finder fee that exceeds XXX% of the total loan amount. Under the XXX, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than XXX% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; XXX Service charge fee of $XXX exceeds the maximum allowed of $XXX.
									Active				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		B	B	B	B	B	B	B	B	B	B	XX/XX/XXXX		No	No				Higher Priced QM (APOR)
779	XXXXX		XXXXX	Compliance	2	2	Brokerage/Finder Fee Test
This loan failed the brokerage/finder fee test. (XXX)
The mortgage loan charges a brokerage/finder fee that exceeds XXX% of the total loan amount. Under the XXX, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than XXX% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; The XXX Service Charge $XXX exceeds the XXX% threshold by $XXX.
									Active				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		B	B	B	B	B	B	B	B	B	B	XX/XX/XXXX		No	No				Higher Priced QM (APOR)
94	XXXXX		XXXXX	Compliance	2	2	Brokerage/Finder Fee Test
This loan failed the brokerage/finder fee test. (XXX)
The mortgage loan charges a brokerage/finder fee that exceeds XXX% of the total loan amount. Under the XXX, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than XXX% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; The mortgage loan charges a brokerage/finder fee  of $XXX that exceeds XXX% of the total loan amount which would be $XXX.
									Active				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		B	B	B	B	B	B	B	B	B	B	XX/XX/XXXX		No	No				Higher Priced QM (APOR)
74	XXXXX		XXXXX	Compliance	2	2	Brokerage/Finder Fee Test
This loan failed the brokerage/finder fee test. (XXX)
The mortgage loan charges a brokerage/finder fee that exceeds XXX% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than XXX% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; XXX service charge $XXX is greater than the XXX% allowed of $XXX
									Active				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		B	B	B	B	B	B	B	B	B	B	XX/XX/XXXX		No	No				Higher Priced QM (APOR)
823	XXXXX		XXXXX	Compliance	2	2	Brokerage/Finder Fee Test
This loan failed the brokerage/finder fee test. (XXX)
The mortgage loan charges a brokerage/finder fee that exceeds XXX% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than XXX% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; XXX Svc Charge $XXX, exceed XXX% of loan amount
									Active				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		B	B	B	B	B	B	B	B	B	B	XX/XX/XXXX		No	No				Higher Priced QM (APOR)
485	XXXXX		XXXXX	Compliance	2	2	Brokerage/Finder Fee Test
This loan failed the brokerage/finder fee test. (XXX)
The mortgage loan charges a brokerage/finder fee that exceeds XXX% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than XXX% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; XXX Svc Charge $XXX exceed XXX% allowed
									Active				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		B	B	B	B	B	B	B	B	B	B	XX/XX/XXXX		No	No				Safe Harbor QM (APOR)
615	XXXXX		XXXXX	Compliance	2	2	Brokerage/Finder Fee Test
This loan failed the brokerage/finder fee test. (XXX)
The mortgage loan charges a brokerage/finder fee that exceeds XXX% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than XXX% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; The XXX Service Charge $XXX is over the Brokerage XXX% test by $XXX.
									Active				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		B	B	B	B	B	B	B	B	B	B	XX/XX/XXXX		No	No				Higher Priced QM (APOR)
201	XXXXX		XXXXX	Compliance	2	2	Brokerage/Finder Fee Test
This loan failed the brokerage/finder fee test. (XXX)
The mortgage loan charges a brokerage/finder fee that exceeds XXX% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than XXX% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; The XXX Service Charge of $XXX is over the allowed XXX% fee of $XXX.
									Active				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		B	B	B	B	B	B	B	B	B	B	XX/XX/XXXX		No	No				Higher Priced QM (APOR)
829	XXXXX		XXXXX	Compliance	2	2	Brokerage/Finder Fee Test
This loan failed the brokerage/finder fee test. (XXX)
The mortgage loan charges a brokerage/finder fee that exceeds XXX% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than XXX% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; The XXX charge of $XXX is more than the XXX% of $XXX allowed.
									Active				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		B	B	B	B	B	B	B	B	B	B	XX/XX/XXXX		No	No				Higher Priced QM (APOR)
355	XXXXX		XXXXX	Compliance	2	2	Brokerage/Finder Fee Test
This loan failed the brokerage/finder fee test. (XXX)
The mortgage loan charges a brokerage/finder fee that exceeds XXX% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than XXX% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; XXX service charge is $XXX which is greater than the $XXX allowed
									Active				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		B	B	B	B	B	B	B	B	B	B	XX/XX/XXXX		No	No				Higher Priced QM (APOR)
891	XXXXX		XXXXX	Compliance	2	2	Brokerage/Finder Fee Test
This loan failed the brokerage/finder fee test. (XXX)
The mortgage loan charges a brokerage/finder fee that exceeds XXX% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than XXX% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; XXX service charge is $XXX which is more than the $XXX allowed
									Active				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		B	B	B	B	B	B	B	B	B	B	XX/XX/XXXX		No	No				Higher Priced QM (APOR)
823	XXXXX		XXXXX	Compliance	2	2	Brokerage/Finder Fee Test
This loan failed the brokerage/finder fee test. (XXX)
The mortgage loan charges a brokerage/finder fee that exceeds XXX% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than XXX% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; XXX Service charge fee of $XXXexceeds XXX% of total loan amount.
									Active				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		B	B	B	B	B	B	B	B	B	B	XX/XX/XXXX		No	No				Higher Priced QM (APOR)
349	XXXXX		XXXXX	Compliance	2	2	Brokerage/Finder Fee Test
This loan failed the brokerage/finder fee test. (XXX)
The mortgage loan charges a brokerage/finder fee that exceeds XXX% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than XXX% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; XXX% maximum allowed is $XXX. XXX service charge on CD was $XXX.
									Active				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		B	B	B	B	B	B	B	B	B	B	XX/XX/XXXX		No	No				Higher Priced QM (APOR)
831	XXXXX		XXXXX	Compliance	2	2	Brokerage/Finder Fee Test
This loan failed the brokerage/finder fee test. (XXX)
The mortgage loan charges a brokerage/finder fee that exceeds XXX% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than XXX% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; XXX Service charge of $XXX is more than XXX% of the total loan amount ($XXX).
									Active				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		B	B	B	B	B	B	B	B	B	B	XX/XX/XXXX		No	No				Higher Priced QM (APOR)
399	XXXXX		XXXXX	Credit	3	1	Hazard Insurance Indicator is Partial	The XXX reflects the borrower has a supplemental insurance policy with an annual premium of $XXX. The file is missing verification of the supplemental policy to verify the monthly payment.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Higher Priced QM (APOR)	HOI Policy Attached	Supplemental Hazard Insurance indicator is Present. Exception Resolved.
938	XXXXX		XXXXX	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
The XXX has an "Other" Payment in the amount of $XXX that is insufficient. Per the escrow review statement on page XXX, The Escrow shortage payment is $XXX and the XXX Payment is $XXX monthly. At minimum the XXX Insurance should be shown in the "other" payment. The file does not contain an explanation for the reason that the Underwriter used $XXX.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Higher Priced QM (APOR)
The required monthly payment including MI for XXX lien is $XXX. The XXX amount of $XXX was accurate and listed in other (see printout). An additional amount of $XXX has been added to other, DTI remains in tolerance at XXX.
																																						Borrower liabilities verified indicator is Present. Confirmed MI payment Added the additional $XXX to total PITIA and DTI. DTI is XXX and still within tolerance. Exception Resolved.
622	XXXXX		XXXXX	Credit	3	1	Borrower Liabilities Verification Indicator is Partial	The XXX has "other" payment listed for $XXX however only the escrow shortage of $XXX is accounted for but the $XXX of the payment is not documented in the file. Please provide.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Safe Harbor QM (APOR)	XXX lien attached for $XXX.	Borrower liabilities verified indicator is Present. Confirmed the additional payment reflected on the XXX was the MIP monthly payment, which was included in the total DTI. Exception Resolved.
830	XXXXX		XXXXX	Credit	3	2	Qualifying DTI exceeds Guideline Maximum Allowable	The qualifying DTI of XXX% exceeds the guideline maximum of XXX%. The loan was approved with this DTI.	Acknowledged				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	XX/XX/XXXX	XX/XX/XXXX	No	No		Yes		Higher Priced QM (APOR)	See UW exception letter that allowed for DTI >XXX%.	Higher DTI allowed with comp factors: XXX years on job, XXX employee, CLTV under XXX%.
57	XXXXX		XXXXX	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
The file does not have evidence of the  P&I Payment for the Sr. Lien in the amount of $XXX. A copy of the note is not present in the file, and the payment history on page XXX does not disclose the P&I payment. ; XXX lien Escrow Statement showing PITI provided.  Exception Resolved.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Higher Priced QM (APOR)	XXX lien Escrow Statement showing PITI attached	Borrower liabilities verified indicator is Present; XXX lien Escrow Statement showing PITI provided. Exception Resolved.
676	XXXXX		XXXXX	Credit	3	1	Borrower Liabilities Verification Indicator is Partial	The file does not contain verification of the P&I payment in the amount of $XXX on the Sr. Lien. The payment history on page XXX does not break out the P&I payment from the escrow payment.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Higher Priced QM (APOR)	XXX Lien PITI attached	Lender provided verification of XXX lien P/I payment. PITIA for the subject property is verified. Exception resolved.
798	XXXXX		XXXXX	Credit	3	1	Borrower Employment Verification does not meet guidelines	The file does not contain verification of employment for the borrowers former employment with XXX. A full XXX months has not been verified.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Higher Priced QM (APOR)	Guidelines do not require VOE on prior employment. Guidelines allow verification to be WXs, which are in the loan file for XX/XX/XXXX.	Verified not required. Exception Resolved.
399	XXXXX		XXXXX	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
The file does not contain evidence verifying the P&I payment for the Sr. Lien. Additionally; the XXX on page XXX includes a HOA fee in the amount of $XXX  that the underwriter notated in comments  is an excrow shortage , The file does not contain an escrow review statement to verify any escrow shortages.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Higher Priced QM (APOR)	See XXX lien escrow statement reflecting P&I and Shortage. XXX TI & Other amount sum up to the total amount on the escrow statement.
Borrower liabilities verified indicator is Present. Escrow Statement provided reflects a total escrow payment of $XXX, which includes the $XXX per month escrow shortage.  The XXX matches the escrow statement. Exception Resolved.

411	XXXXX		XXXXX	Credit	3	1	Borrower Liabilities Verification Indicator is Partial	The file does not contain evidence of the P&I payment for the Sr. Lien. The payment history on page XXX does not break out the P&I payment.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Higher Priced QM (APOR)	P&I Information for XXX lien attached.	Borrower liabilities verified indicator is Present. Confirmed the P&I for first lien. Included in DTI, DTI within tolerance. Exception Resolved.
146	XXXXX		XXXXX	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
The file does not contain documentation of the P&I payment for the Sr. Lien. The payment used is the payment from the credit report. The payment history on page XXX verifies the payment includes an escrow account, but does not break out the P&I payment.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Higher Priced QM (APOR)	At the time of origination, the borrower was overqualified with PITI of $ XXX when total PITI was $XXX. Please see escrow statement and updated XXX.
Borrower liabilities verified indicator is Present. Verification of the XXX lien P+I was provided along with the Escrow review statement which confirms the Taxes/Insurance monthly escrows. Exception Resolved.  ;

527	XXXXX		XXXXX	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
The file does not contain an Explanation for the "Other" Payment in the amount of $XXX assessed to the borrower on the XXX  proposed payment. Per the Escrow Review on page XXX The escrow shortage is $XXX. Additionally there is a $XXX monthly difference in the actual  escrowed expenses and what the escrow amount is assessed to the Borrower for a total of $XXX monthly. The UW assessed $XXX monthly without an explanation.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Higher Priced QM (APOR)
Borrower was qualified with PITI of $XXX and duplicated amount in other. The required PITI is lower at $XXX.  Please see escrow shortage letter & updated XXX removing " other". Note: The escrow shortage letter lumps together Flood and Hazard in the Property Insurance payment section.

An updated XXX was provided correcting the PITI payment and removed the duplicated "other" payment.  Supporting documents were also provided to verifi  the escrow shortage for the other payment. Exception Resolved.

473	XXXXX		XXXXX	Credit	3	2	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX% exceeds guideline maximum of XXX%. The recalculated DTI matched the lender's DTI of XXX% and no exception to the guidelines was provided in the file.	Acknowledged				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	XX/XX/XXXX	XX/XX/XXXX	No	No		Yes		Higher Priced QM (APOR)	DTI Exception Approval Attached	Lender provided approved lender exception for the DTI of XXX% with compensating factors of XXX years on job, XXX mortgage history for XXX years. Exception downgraded.
856	XXXXX		XXXXX	Credit	3	2	Qualifying DTI exceeds Guideline Maximum Allowable
Qualifying DTI of XXX% exceeds guideline maximum of XXX%.  The $XXX monthly XXX ($XXX total) payment was higher than the $XXX used at origination.  Also, loan was submitted at XXX% DTI with a XXX% program maximum.
									Acknowledged				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	B	C	B	C	B	C	B	C	B	XX/XX/XXXX	XX/XX/XXXX	No	No		Yes		Non-QM: Lender documented all ATR UW factors	After Escrow shortage was added the DTI is at XXX%. The UW VP added exception request to proceed with DTI as is-please see response and exception request.	DTI exception allowed with comp factors: XXX FICO, XXX mortgage history for XXX years, addtional income that was not used in loan qualification.
946	XXXXX		XXXXX	Credit	3	1	Borrower Liabilities Verification Indicator is Partial	Provide documentation to support the $XXX monthly 'other' payment reflected on the XXX. Underwriter Comments indicate it is for escrow shortage; however, no docs provided. May affect DTI.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Safe Harbor QM (APOR)	Total XXX Lien Escrow Amount at time of closing was $XXX TI + Other totals up to this $XXX. See XXX lien escrow snapshot.
Borrower liabilities verified indicator is Present. Confirmed total escrow monthly payment of $XXX, which would calculate to a $XXX escrow shortage. This amount was included in total total calc.  Exception Resolved.

917	XXXXX		XXXXX	Credit	3	1	Borrower Liabilities Verification Indicator is Partial	Provide complete POA expense documentation to support $XXX per month. Documents in file do not reflect a legible amount for XXX.; Verification of dues provided. Exception Resolved.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Safe Harbor QM (APOR)	Dues are $XXX/yr or $XX/mo. XXX lien appraisal from XXX attached also reflecting $XXX/yr.	Borrower liabilities verified indicator is Present; Verification of dues provided. Exception Resolved.
216	XXXXX		XXXXX	Property	3	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
Property located in FEMA Declared Disaster Area with no subsequent Property Inspection. On XX/XX/XXXX, XXX was a declared disaster in XXX for the period XX/XX/XXXX - XX/XX/XXXX. The file only contains an AVM dated XX/XX/XXXX and no appraisal nor any servicing notes. Please provide a Post Disaster Inspection or servicing notes the include customer commentary declaring "no damage" - additional conditions may apply.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Higher Priced QM (APOR)	See XXX lien notes showing customer confirmation No Damage from disaster.	Lender provided servicing notes that verify the borrowers reported no disaster impact to the subject property. Exception resolved.
449	XXXXX		XXXXX	Property	3	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
Property located in FEMA Declared Disaster Area with no subsequent Property Inspection. On XX/XX/XXXX, XXX was a declared disaster in XXX for the period XX/XX/XXXX - XX/XX/XXXX. The file only contains an AVM and no appraisal nor any servicing notes. Please provide a Post Disaster Inspection or servicing notes the include customer commentary declaring "no damage" - additional conditions may apply.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Higher Priced QM (APOR)	XXX Lien FEMA Confirmation no damage attached.	Servicing notes were provided confirming no damage from the disaster to the subject property. Exception Resolved.
964	XXXXX		XXXXX	Property	3	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
Property located in FEMA Declared Disaster Area with no subsequent Property Inspection. On XX/XX/XXXX, XXX - XXX was a declared disaster in XXX for the period XX/XX/XXXX - XX/XX/XXXX. The file only contains an AVM and no appraisal nor any servicing notes. Please provide a Post Disaster Inspection or servicing notes the include customer commentary declaring "no damage" - additional conditions may apply.; Disaster inspection provided.  No damage.  Exception Resolved.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Higher Priced QM (APOR)	XXX Lien FEMA Disaster Inspection attached. No Damage.	Disaster inspection provided. No damage. Exception Resolved.
880	XXXXX		XXXXX	Property	3	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
Property located in FEMA Declared Disaster Area in XXX due to severe weather on XX/XX/XXXX till XX/XX/XXXX end missing evidence of no damage on property.  Only AVM is located in file and no notes from lender. ; Servicing comments provided confirming no damage.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Higher Priced QM (APOR)	XXX Lien FEMA Confirmation no damage attached.	Post Disaster Inspection provided ; Servicing comments provided confirming no damage.
321	XXXXX		XXXXX	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Please provide explanation and documentation to support the $XXX 'other' payment on XXX.  UW comments state it is difference from current into from the payment on XXX however, there is nothing in file to clarify.  May affect DTI.; Conservative approach with higher payment used for qualification.  Exception Resolved.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Safe Harbor QM (APOR)
Our servicing platform has total PITI payment as $XXX, but the XXX shows the borrowers old payment of $XXX. To take a conservative approach, our UW used the $XXX payment to qualify the borrower, in lieu of the true current payment of $XXX.
																																						Borrower liabilities verified indicator is Present; Conservative approach with higher payment used for qualification. Exception Resolved.
532	XXXXX		XXXXX	Credit	3	1	Transmittal Summary is Partial	Per the XXX in file the lender used a HOA amount of $XXX, the Appraisal indicates a HOA amount of $XXX. Documentation to indicate an increased HOA amount of $XXX was not provided.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors
See attached. At origination, borrower provided a current quarterly statement of $XXX (XXX per yr) and monthly statement showing $XXX (XXX per yr) which is now increased to $XXX monthly  ($XXX per yr) for a total of  $XXX per month. Previously the amounts equaled $XXX per month as listed on the appraisal.  No updates have been made as borrower qualified w/a conservative approach of $XXX per month which is higher than required.

The transmittal summary is Present. Received both the prior to close HOA dues verification and the current HOA Dues verification reflecting the $XXX monthly payment.  No other info required, as borrower was approved using the higher of the two monthly payments. Exception Resolved.

255	XXXXX		XXXXX	Credit	3	1	Borrower Liabilities Verification Indicator is Partial	No documentation provided to support the PMI amount for the first lien. XXX reflects $XXX per month. Please provide proof of that payment, may affect DTI.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Safe Harbor QM (APOR)	XXX lien PMI Evidence Attached.	Received documentation to support the PMI amount for the first lien per the XXX of $XXX per month. Exception Resolved.
473	XXXXX		XXXXX	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Missing escrow shortage calculation.  The lender included $XXX/mo in escrow shortage.  However, the XXX does not identify the figure is an escrow shortage nor details the escrow shortage calculation.  The $XXX is the variance between the current escrows being collected on the XXX mortgage payment history and the actual taxes and insurance.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Safe Harbor QM (APOR)	There is no escrow shortage on the XXX lien. The other amount should have been excluded from debts. Not material as DTI would go down from XXX to XXX	Lender provided verification of the PITI payments for the XXX mortgage and escrow overage is not being collected. DTI would be lower since the $XXX is not being collected. Exception Resolved.
810	XXXXX		XXXXX	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Missing escrow shortage calculation documentation.  The lender included $XXX/mo in escrow shortage however the underwriter comments on the XXX do not identify the escrow shortage nor provide a calculation of the shortage.  The Audit determined the escrow shortage would have been determined from the current escrow payment identified on the XX/XX/XXXX Welcome Letter from XXX for the XXX mortgage, minus the monthly insurance and tax figures, and minus the XXX mortgage PMI payment from the prior servicer Escrow Statement dated XX/XX/XXXX.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Higher Priced QM (APOR)	At the time of origination required PITI for XXX lien was $XXX. Updated XXX to add the $XXX which is the XXX & difference w/escrow shortage. Loan Remains in tolerance
Borrower liabilities verified indicator is Present. Escrow review statement was provided and confirms the "Other" Payment on the XXX is the MI and the difference in the escrow shortage. Exception Resolved.

77	XXXXX		XXXXX	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Missing documentation to support "Other" payment included on the XXX of $XXX.  The XXX does not provide details or calculation of the figure.  The Escrow Review Statement shows a monthly payment of $XXX.  The remaining $XXX is the deficit between the XXX mortgage escrows and the current taxes and insurance payments.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Higher Priced QM (APOR)
Other payment on XXX is accurate. Escrow statement (already supplied) shows Taxes and Insurance at XXX/mo with a shortage of $XXX Totaling $XXX. XXX breakdown shows same total. $XXX applies to escrow shortage and remainder is differential with T&I.
																																						Escrow statement in file verifies the $XXX other payment as a escrow shortage. Exception resolved.
715	XXXXX		XXXXX	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Missing documentation to confirm monthly XXX on first lien.  Based on the  payment history documented on page XXX, the current monthly escrows are $XXX, however, only $XXX per month in taxes, insurance, and HOA dues were listed on the final XXX and used to qualify.  Please provide documentation to confirm the monthly XXX or sufficient evidence that the XXX has been dropped.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Higher Priced QM (APOR)	Updated PITI to include XXX the escrow shortage. Loan changed from XXX% to XXX% Please see updated XXX & Escrow, Shortage Letter.	Received evidence of the XXX. In the amount of $XXX and an updated XXX updating the PITI. Added the XXX to the DTI which increased to XXX% and meets guidelines. Exception Resolved.
592	XXXXX		XXXXX	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Missing documentation showing the escrow shortage calculation used by the lender.  The lender combined the escrow shortage and the XXX mortgage PI payment together on the XXX/Final XXX and identified no escrow shortage.  However, the included escrow shortage payment with the PI was $XXX, which is the variance between the current escrows being collected by the XXX mortgageholder and the actual taxes and insurance.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Safe Harbor QM (APOR)	See escrow statement. Shortage was added to PI in lieu of breaking out into Other Payment. Total PITI is still in alignment to final XXX.	Lender provided copy of the escrow review statement to verify the $XXX is an escrow shortage and was calculated into the DTI. Exception resolved.
201	XXXXX		XXXXX	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Missing documentation showing escrow shortage calculation.  The Escrow Review Statement for the XXX lien shows $XXX/yr ($XXX/mo) in escrow shortage starting XX/XX/XXXX.  However, the lender included $XXX/yr ($XXX/mo) reflected on the XXX into the DTI. Please provide documentation to support the $XXX/mo.; Escrow statement provided.  Exception Resolved.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Higher Priced QM (APOR)	See escrow statement. PITI/Other total is in alignment to final XXX.	Borrower liabilities verified indicator is Present; Escrow statement provided. Exception Resolved
880	XXXXX		XXXXX	Credit	3	1	Borrower Liabilities Verification Indicator is Partial	Missing documentation for other payment on XXX of $XXX monthly. ; First lien escrow statement provided confirming shortgage amount. Exception Resolved.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Higher Priced QM (APOR)	See Escrow Shortage Statement	Borrower liabilities verified indicator is Present; First lien escrow statement provided confirming shortgage amount. Exception Resolved.
730	XXXXX		XXXXX	Credit	3	1	Borrower Employment Verification does not meet guidelines
Missing a Verbal Verification of Employment for XXX must be dated within XXX business days from date of Note.  ; XX/XX/XXXX - We agree with XXX that our matrix does not clearly address the specific situation of verification of income for active military. However, it is widely acceptable in the industry for active military to use an LES in lieu of a VVOE and this is what the underwriter utilized. We plan to update our matrix to include this alternative. Given the above we ask for an exception.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Higher Priced QM (APOR)
LES in file for BX is dated XX/XX/XXXX ; Per guidelines A Military Leave and Earnings Statement (LES) may be used in lieu of a Verbal Verification of Employment (XX-Day VVOE) for active-duty personnel when the LES is dated within XXX days prior to the Note date.

Confirmed per FNMA section XXX if the borrower is in the military, in lieu of a VVOE or WVOE, a LES can be utilized to verify employment if it is dated within XXX calendar days prior to the note date.  The Loan file contains a LES most recent, XX/XX/XXXX, which meets guideline requirements.  Exception Resolved.

625	XXXXX		XXXXX	Credit	3	1	Borrower Employment Verification does not meet guidelines	Loan is missing a Verification Of Employment. Must be dated within XXX business days of the Note date (XX/XX/XXXX).	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Higher Priced QM (APOR)
LES in file for XXX is dated XX/XX/XXXX ; Per guidelines A Military Leave and Earnings Statement (LES) may be used in lieu of a Verbal Verification of Employment (XX-Day VVOE) for active-duty personnel when the LES is dated within XXX days prior to the Note date.
																																						LES in file and allowed for miliatary per FNMA. Exception Resolved.
183	XXXXX		XXXXX	Credit	3	1	Borrower Liabilities Verification Indicator is Partial	I.) Missing Xst Lien Mortgage PI documentation. The lender used a PI and TI figure that does not match the PITI total figure from the Payment History.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Higher Priced QM (APOR)	See XXX lien PITI evidence. The extra $XXX included under Property Tax has no material impact on the DTI Ratio.
The lender increased the monthly property tax payment by $XXX which could not be verified. However, including the $XXX/mo did not have a material effect on the DTI. The DTI meets guides. Exception Resolved

531	XXXXX		XXXXX	Credit	3	1	Housing history does not meet guidelines
Housing payment history is incomplete. Lender Matrix requires most recent  full XXX month housing payment history supporting XXX, however, the payment history documented in file only covers XXX months from XX/XX/XXXX to XX/XX/XXXX. Missing housing payment history from XX/XX/XXXX to XX/XX/XXXX  to complete the most recent XXX months.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Higher Priced QM (APOR)	XXX lien housing history attached	The mortgage payment history was provided confirming a XXX month payment for the borrower's current and prior mortgage. All payments have been made as agreed. Exception resolved.
602	XXXXX		XXXXX	Credit	3	1	Housing history does not meet guidelines
Housing history does not meet guidelines. Lender guidelines require payment history on mortgage to be XXX months.  Credit report and payment history in file cover XX/XX/XXXX to XX/XX/XXXX.  File is missing payment history for the XX/XX/XXXX to XX/XX/XXXX to complete the required XXX months.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Higher Priced QM (APOR)	See pg XXX lien XXX showing payments made.	Housing delinquency meets guidelines. A credit supplement was provided to confirm XXX mo payment history as required per guides. Exception resolved.
507	XXXXX		XXXXX	Credit	3	1	Transmittal Summary is Partial	Final XXX indicates an escrow shortage amount was added to hazard insurance, documentation to confirm the escrow shortage was not provided.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Higher Priced QM (APOR)	Borrower had a credit of $XXX for T&I on the XXX lien, with an escrow shortage of $XXX. We are short $XXX which would increase DTI from XXX to XXX. Not material for qualification purposes.	Documentation provided confirms the escrow shortage of $XXX, which was added to the total DTI. DTI still within tolerance. Exception Resolved.
72	XXXXX		XXXXX	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Document the subject PITIA and escrow shortage.  Audit finds the first lien PITIA to be $XXX ($XXX pi + $XXX Xnd lien + $XXX HOI + $XXX + $XXX additional undocumented escrow amount) resulting in a DTI of XXX%.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Higher Priced QM (APOR)
The borrower was overqualified with a PITI of $XXX and DTI of XXX% when required monthly PITI was $XXX. Updated XXX correcting payment breakdown to match XXX lien w/XXX in other is attached-DTI is lower at XXX%.

Borrower liabilities verified indicator is Present. Borrower liabilities verified indicator is Present. Escrow analysis provided confirms borrower first lien payment and escrow. Updated XXX received with updated PITIA and DTI match audit figures and calc. Exception Resolved.

348	XXXXX		XXXXX	Credit	3	1	Underwriting CLTV exceeds Guideline Maximum Allowable	CLTV of XXX% exceeds the maximum allowable guideline CLTV of XXX%. $XXX subject loan + $XXX senior lien XXX (as of XX/XX/XXXX) = $XXX / $XXX value.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Safe Harbor QM (APOR)	CLTV is XXX%, not XXX%. Senior Lien UPB used from XX/XX/XXXX was $XXX / XXX. See XXX lien pay history/balance.	Original CLTV of XXX% adheres to the guideline maximum CLTV of XXX%. Exception Resolved.
485	XXXXX		XXXXX	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial., There is a statement in file showing escrows have increased an additional $XXX per month and there is no evidence what the "other" payment of $XXX showing on the XXX.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Safe Harbor QM (APOR)	$XXX is the shortage spread. Analysis attached. $XXX differential has no impact to DTI.	The current escrow review statement was provided to confirm the escrow shortage payment of $XXX which was included in the DTI on the XXX. Exception Resolved.
4	XXXXX		XXXXX	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is partial. Unknown payment in the amount of $XXX/mos is reflected on the XXX but there is no supporting documentation in the file. There is an Escrow Review Statement that reflects an escrow shortage of $XXX/mos, however, the figure on this statement does not match with the figure on the XXX. Please provide documentation to support the $XXX monthly fee. Additional conditions may apply.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Safe Harbor QM (APOR)	The additional $XXX on the XXX is the difference between base escrows and the shortage spread on the XXX lien. Total from screen shot adds up to total on XXX inclusive of the XXX.
Borrower liabilities verified indicator is Present. Confirmed the XXX additional payment is the base escrow and shortage spread once added up. The XXX in file reflects correct information.  Shortage included in total DTI. Exception Resolved.

104	XXXXX		XXXXX	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is partial. Unknown payment in the amount of $XXX/mos is reflected on the XXX but the supporting documentation in the file doesn't match up per the notes on the XXX of XXX - escrow + XXX - XXX. There is an Escrow Review Statement that reflects an escrow shortage of $XXX/mos and XXX of $XXX, however, the figures on this statement does not match up with the figures on the XXX. Please provide documentation to support the $XXX monthly fee. Additional conditions may apply.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Safe Harbor QM (APOR)	$XXX Other payment is comprised of $XXX/mo FHAMIP and an escrow shortage of $XXX	Lender provided copy of servicing printout to verify $XXX and escrow review statement to verify the escrow shortage of $XXX. Exception resolved.
438	XXXXX		XXXXX	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is partial. Unknown payment in the amount of $XXX/monthly is reflected on the XXX but there is no supporting documentation in the file. Please provide documentation to support the $XXX monthly fee. Additional conditions may apply.

									Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Higher Priced QM (APOR)	XXX lien BPMI Evidence Attached.	Received verification of the additional monthly payment of $XXX. Exception resolved.
417	XXXXX		XXXXX	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is partial. Unknown payment in the amount of $XXX/monthly is reflected on the XXX but there is no supporting documentation in the file and no notes on the XXX (does not match the escrow shortage of $XXX/mos) . Please provide documentation to support the $XXX monthly fee. Additional conditions may apply.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Higher Priced QM (APOR)	Escrow shortage was recalculated to $XXX/mo. DTI goes from XXX to XXX. Not material for qualification purposes.	Received evidence the escrow shortage is $XXX/mo vs $XXX reflected in the file. Confirmed adding $XXX/mo increased the DTI from XXX% to XXX% which meets guides. Exception Resolved.
351	XXXXX		XXXXX	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is partial. Unknown payment in the amount of $XXX/monthly is reflected on the XXX but there is no supporting documentation in the file and no notes on the XXX (does not match the escrow shortage of $XXX/mos) . Please provide documentation to support the $XXX monthly fee. Additional conditions may apply.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Higher Priced QM (APOR)	Escrow shortage was $XXX/mo. The loan also has XXX for $XXX/mo. Total $XXX. No material impact to DTI.
Escrow Screen shot was provided confirming the FHAMIP Payment is $XXX and the file contained verification of the escrow shortage of $XXX. Confirmed the total other monthly payment is $XXX slightly lower than $XXX as reflected on the XXX. The difference had no material impact on the DTI. Exception resolved. ;

195	XXXXX		XXXXX	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is partial. Unknown payment in the amount of $XXX/monthly is reflected on the XXX but there is no supporting documentation in the file and no notes on the XXX - there is no escrow shortage. Please provide documentation to support the $XXX monthly fee. Additional conditions may apply.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Higher Priced QM (APOR)	XXX lien attached. Amount is XXX vs XXX. DTI was XXX and adjusted DTI would be XXX which is not material.
Borrower liabilities verified indicator is Present. The additional payment reflected on the XXX confirmed as MIP monthly payment. Slightly higher than XXX, but DTI still within tolerance. Exception Resolved.

117	XXXXX		XXXXX	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is partial. Unknown payment in the amount of $XXX/monthly is reflected on the XXX but there is no supporting documentation in the file and no notes on the XXX - there is no escrow shortage, the Escrow Review Statement reflects a surplus. Please provide documentation to support the $XXX monthly fee. Additional conditions may apply.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Safe Harbor QM (APOR)	XXX lien TI payment is $XXX (See attached) which aligns to the total noted on the XXX ($XXX + XXX +XXX = $XXX)
Borrower liabilities verified indicator is Present. Documentation provided confirms the total T&I payment is $XXX, which would be a $XXX per month shortage. XXX in file is correct, amount included in DTI and within tolerance. Exception Resolved.

830	XXXXX		XXXXX	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial. Unknown payment in the amount of $XXX/mo is reflected on the XXX but there is no supporting documentation in the file. There is an Escrow Statement that reflects an escrow shortage of  $XXX/mo however, the figure on this statement does not match with the figure on the XXX. Please provide documentation to support the $XXX monthly fee.; Escrow statement provided.  Exception Resolved.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Higher Priced QM (APOR)	TI on XXX overstated by $XXX compared to escrow statement. Difference between overstatement and escrow shortage is $XXX which is the Other payment reflected.	Borrower liabilities verified indicator is Present; Escrow statement provided. Exception Resolved.
939	XXXXX		XXXXX	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is partial. The XXX reflects 'other' payment of $XXX/month, however, Escrow Review Statement reflects the escrow shortgage is $XXX or $XXX/mos. The file does not contain notes as to why there is a lesser amount being charged for the escrow shortage. Please provide documentation to support escrow shortage of $XXX/mos or amended documents reflecting $XXX/mos. Additional documentation may apply.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Higher Priced QM (APOR)	Total XXX Lien Escrow Amount is $XXX ($XXX+XXX shortage). XXX TI + Other totals up to this amount. See escrow statement.	Borrower liabilities verified indicator is Present. Confirmed the total escrow amount is $XXX, which leaves an additional $XXX shortage added to total DTI as "other" payment. Exception Resolved.
53	XXXXX		XXXXX	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial. The XXX reflects 'other' payment of $XXX/month or a total of $XXX. Escrow Review Statement reflects a  total surplus of $XXX; there are no notes on XXX or in file stating the source of the 'other' fee. Please provide documentation for the balance of 'other' in the amount of $XXX or $XXX/mos. or amended approval and XXX removing the fee if it's not applicable. Additional documentation may apply.; Escrow statement provided.  Exception Resolved.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Safe Harbor QM (APOR)	See escrow Statement. PITI/Other accounted for on XXX is for Current Payment w/Escrow Total at $XXX. The new escrow /payment amount (which is lowering) isn't effective until XX/XX/XXXX.	Borrower liabilities verified indicator is Present; Escrow statement provided. Exception Resolved.
711	XXXXX		XXXXX	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is partial. The XXX reflects a monthly payment for “Other” of $XXX. The file is missing documentation that validates this amount.  ; Updated XXX provided.  Exception Resolved.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Non-QM: Lender documented all ATR UW factors	Updated XXX provided by Lender. .	Updated XXX provided. Exception Resolved.
286	XXXXX		XXXXX	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is partial. 'OTHER' fee in the amount of $XXX/monthly is reflected on the XXX and, per lender notes includes XXX fee of $XXX. The remaining balance of the XXX fee, $XXX, does not match the monthly fee on the Escrow Review Statement of $XXX. There is no supporting documentation in the file and no notes on the XXX regarding the difference in Escrow Shortage fee and using a lesser amount. Please provide documentation to support using the lesser monthly fee $XXX. Additional conditions may apply.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Higher Priced QM (APOR)	The Other payment for $XXX is a combination of UFMIP $XXX & escrow shortage of $XXX
Borrower liabilities verified indicator is Present. Confirmed the escrow shortage of $XXX. The loan file contained an Escrow Statement but was completed in XXX. The Escrow Analysis reflects the total monthly escrow payment was less than what was included in the calculated DTI, as Lender took a most conservative approach, but DTI less than the maximum. Exception Resolved.

47	XXXXX		XXXXX	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is partial. Guidelines require that housing and mortgage-related obligations must be verified using reasonably reliable records. Final XXX and XXX reflect $XXX monthly HOA fee, however, documentation to validate this is missing. Please provide acceptable documentation to validate XXX fee of $XXX/mos. Additional conditions may apply.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Higher Priced QM (APOR)	Evidence of Monthly HOA Dues attached.	Lender provided copy of HOA dues of $XXX per month. HOA dues are verified. Exception resolved.
883	XXXXX		XXXXX	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial. "Other" fee in the amount of  $XXX/monthly is reflected on the XXX and per lender notes, include there is no current shortage - but no analysis done since just moved over should have $XXX in escrow but has advance spreading over loan. The remaining balance of the 'other' fee of  $XXX does not match the monthly fee on the Escrow Review Statement of $XXX.. There is no supporting documentation in the file and notes on the XXX regarding the difference in Escrow Shortgage fee and using a lesser amount. Please provide documentatiom to support the monthly fee of $XXX.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Higher Priced QM (APOR)	Please see PITI breakdown screenshot for XXX lien from the time of origination. No escrow shortage applies & was added in error. The required PITI is $XXX. Updated XXX included removing other	Borrower liabilities verified indicator is Present. A corrected XXX and a screen shot was provided to verify the escrow shortage was added to the PITIA in error. Exception Resolved. ;
568	XXXXX		XXXXX	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial.  There is a statment in file showing the escrows have increased to $XXX and there is no evidence what the other payment of $XXX.; Updated Escrow analysis shortage provided. Exception Resolved.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Higher Priced QM (APOR)	Lender provided Escrow analysis	Borrower liabilities verified indicator is Present; Updated Escrow analysis shortage provided. Exception Resolved.
714	XXXXX		XXXXX	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial.  There is a statement in the file showing the escrows have  increased to $XXX and there is no evidence what the "other" payment of $XXX documentation missing.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Higher Priced QM (APOR)	At the time of origination borrower’s required payment was $XXX. The borrower qualified with PITI of $XXX and DTI of XXX% which includes an amount listed in other.
Borrower liabilities verified indicator is Present. The escrow analysis provided confirms the monthly first lien payment and escrow amount. Removed the "other" payment from PITIA. Updated XXX provided with updated DTI, which matches audit calculation. Exception Resolved.

301	XXXXX		XXXXX	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial
Unknown payment in the amount of $XXX/mo reflected on the XXX but there is no supporting documentation in the file. There is an Escrow Statement that reflects an escrow shortage of $XXX/mo, however, the figure on this statement does not match with the figure on the XXX. Please provide documentation to support $XXX monthly fee.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Higher Priced QM (APOR)	The $XXX in "other" adds up to the required monthly payment of first lien. XXX +XXX +XXX + XXX = $XXX - see attached.
Borrower liabilities verified indicator is Present. Escrow review statement was provided and confirms the "Other" Payment on the XXX is is the PITIA which confirms the increased escrow payment. Exception Resolved.

315	XXXXX		XXXXX	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial : Unknown payment in the amount of $XXX/mo is reflected on the XXX but there is no supporting documentation in the file. There is an Escrow Review Statement that reflects an escrow shortage of $XXX/month, however, the figure on this statement does not match with the figures on the XXX. Please provide documentation to support the $XXX monthly fee. Additional conditions may apply.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Safe Harbor QM (APOR)
The UW already included comments on the XXX that $XXX in other is the difference of the required payment $XXX. No additional corrections needed as any applicable escrow shortage is already accounted for in the total PITI.
																																						Borrower liabilities verified indicator is Present. The file contained verification of the "other" payment of $XXX/mo which is the escrow shortage. Exception Resolved.
60	XXXXX		XXXXX	Property	3	1	Origination Appraisal is Missing
AVM  located in file is for XXX whereas the subject property is XXX. Need appraisal and/or AVM with address matching Note.; The AVM was corrected and confirms the address on the AVM matches the subject property address on the note.

									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Higher Priced QM (APOR)	Vendor Confirmed Typo and updated the AVM to match the address on note/docs. Effective date remains the same.	The AVM was corrected and confirms the address on the AVM matches the subject property address on the note. Exception Resolved.
720	XXXXX		XXXXX	Credit	3	1	Transmittal Summary is Partial	An Underwriting Conditional Loan Approval was not provided in the loan file.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Higher Priced QM (APOR)	Conditional Approval Attached	Conditional loan approval missing from file, provided. Exception Resolved.
630	XXXXX		XXXXX	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
"Other" Payment listed on the XXX proposed payment in the amount of $XXX page XXX is not verified the Escrow Review statement on page XXX shows a Surplus in the escrow account of $XXX monthly, and a refund check was issued. Additionally; we calculated a TI payment of $XXX and the TI payment on the Escrow statement is $XXX. Our assessment is higher.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Higher Priced QM (APOR)
Agreed. The $XXX should have been removed from the Other payment debts. DTI would decrease to XXX with the value removed. The TI payment of $XXX calculated is based on an escrow analysis  that occurred after closing (XX/XX/XXXX) and becomes effective XX/XX/XXXX.

Borrower liabilities verified indicator is Present. Documentation provided, confirms the escrow payment of $XXX is the T&I monthly payment after loan closed. The current T&I was $XXX. Including the higher T&I payment as it is more conservative, DTI still within tolerance. Exception Resolved.

655	XXXXX		XXXXX	Credit	3	1	Borrower Liabilities Verification Indicator is Partial
"Other" payment in the amount of $XXX on the XXX proposed payment on page XXX is not justified. Per the escrow review statement on page XXX, the escrow shortage is $XXX. The Underwriter did not provide an explanation for the "other" payment in the file.
									Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	XX/XX/XXXX		Yes				Higher Priced QM (APOR)	Shortage spread is $XXX. XXX short by $XXX. Not material. DTI would go from XXX to XXX.
Borrower liabilities verified indicator is Present. Escrow Statement does reflect a shortage of XXX, which does increase DTI to XXX% and still within maximum allowed. An updated XXX not required for a non-material change, as DTI only increased from XXX% to XXX%. Exception Resolved.